Trade and other payables	12 Months Ended
Dec. 31, 2020
Disclosure Of Trade and other payables [Abstract]
Disclosure of trade and other payables [text block]

Note 30     Trade and other payables

Amounts in US$ ‘000	2020	2019
V.A.T	3,453	6,718
Trade payables	63,528	83,991
Payables to LGI (Note 36.6)	3,528	15,000
Staff costs to be paid	13,752	13,219
Royalties to be paid	5,287	6,294
Taxes and other debts to be paid	9,734	6,795
To be paid to co-venturers (Note 34)	5,760	4,803
	105,042	136,820
Classified as follows:
Current	100,156	131,345
Non-current	4,886	5,475

The average credit period (expressed as creditor days) during the year ended December 31, 2020 was 110 days  (2019:  94 days).

The fair value of these short-term financial instruments is not individually determined as the carrying amount is a reasonable approximation of fair value.